Equity In Earnings/(Loss) of Investees (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Percentage of voting equity interests acquired	53.84%
Goodwill	$ 0	$ 2,977	$ 3,041
Proceeds from investment reduction	$ 80
Post tax discount rate	13.00%
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Reduction in projected EBITDA	0.00%
Reduction in recoverable amount	$ 0
Impairment loss recognised in profit or loss, investment property	10,200
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(7,900)	$ 1,800
Release of earn out provision	3,700	1,700
Investments accounted for using equity method	5,126	15,373	$ 12,780
Agimol Corporation SA [Member]
Impairment loss	10,200
Goodwill	0	9,700
Impairment	10,200
Impairment loss recognised in profit or loss, investment property	10,200	0
Earn out liability recognized in profit and loss in equity in loss of investees	3,700
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(1,400)	100
Initial investment recorded for investee	$ 4,510
Not later than one year [member]
Growth rate used to extrapolate cash flow projections	4.60%
Later than one year and not later than three years [member]
Growth rate used to extrapolate cash flow projections	4.90%
Later than three years and not later than four years [member]
Growth rate used to extrapolate cash flow projections	4.90%
Later than five years [member]
Long term growth rate	3.90%
Agrocentro Uruguay [Member]
Investments accounted for using equity method	$ 8,000	$ 1,800
Agri Optics New Zealand Limited [Member]
Percentage of voting equity interests acquired	51.00%	33.33%